UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period:  September 1, 2003 - February 29, 2004

Item 1: Reports to Shareholders

VANGUARD(R) PRIMECAP FUND
FEBRUARY 29, 2004

SEMIANNUAL REPORT

THE VANGUARD GROUP(R)

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, together with the letter from the managers who select securities for your fund, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that the opinions expressed by Vanguard's investment managers are just that: informed opinions. They should not be considered promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. As things change--and in the financial markets you can be certain only of change--an investment manager's job is to evaluate new information and make adjustments, if necessary. Of course, the risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 5 report from the advisor
 8 fund profile
 9 glossary of investment terms
10 performance summary
11 about your fund's expenses
12 financial statements
23 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* Vanguard PRIMECAP Fund outperformed both its unmanaged benchmark and its average mutual fund competitor in the first six months of the fund's fiscal year.
* The fund continued to reap strong returns from health care and technology stocks.
* The broad stock market extended its advance, boosted by strong corporate earnings reports and signs of strengthening in the economy.

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During the six months ended February 29, the Investor Shares of Vanguard PRIMECAP Fund returned 16.6%, extending their run of strong absolute and relative performance. The fund's Admiral Shares returned 16.7%. The same forces that powered the fund's rise in fiscal 2003--excellent stock selection in the health care and technology sectors--were in the driver's seat during the first half of fiscal 2004. The table at left displays the six-month

[PICTURES OF JOHN J. BRENNAN]

--------------------------------------------------
TOTAL RETURNS                     SIX MONTHS ENDED
                                 FEBRUARY 29, 2004
--------------------------------------------------
Vanguard PRIMECAP Fund
  Investor Shares                            16.6%
  Admiral Shares                             16.7
S&P 500 Index                                14.6
Average Multi-Cap Growth Fund*               11.9
--------------------------------------------------
*Derived from data provided by Lipper Inc.

results for PRIMECAP Fund and its comparative standards. The components of the fund's total return--per-share distributions and change in net asset value--appear in the table on page 4. Your fund's excellent performance in recent months has attracted considerable attention. As a result, on March 4 the board of trustees closed the fund to new investors. This measure ensures that the advisor, PRIMECAP Management Company, can continue to employ its distinctive, growth-oriented investment strategy free of the pressure that could be created by an unusually high level of incoming cash.

STOCKS CONTINUED THEIR COMEBACK

As the fiscal half-year got under way last September, the U.S. stock market was in the midst of a strong advance. The gains continued throughout the period, buoyed by a steady flow of positive corporate earnings reports and economic data that suggested the national economy was continuing to mend.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant invesments in the fund.
--------------------------------------------------------------------------------

During the six months, the U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 15.3%. The Russell 2000 Index, a proxy for small-capitalization stocks, returned 18.3%, outpacing the mid- to large-cap stocks in the Russell 1000 Index, which returned 14.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their book values) outpaced growth stocks (those expected to produce above-average earnings growth).

International equities continued to provide generous gains for U.S.-based investors. Returns from European markets were generally stronger than those in Pacific markets, and returns from emerging markets were outstanding. The continued decline in the U.S. dollar's relative value transformed respectable local-currency results into impressive dollar-denominated returns.


--------------------------------------------------------------------------------
MARKET BAROMETER                                                  TOTAL RETURNS
                                                PERIODS ENDED FEBRUARY 29, 2004
                                        ----------------------------------------
                                               SIX          ONE             FIVE
                                            MONTHS         YEAR           YEARS*
--------------------------------------------------------------------------------
STOCKS
 Russell 1000 Index (Large-caps)             14.8%        39.7%             0.5%
 Russell 2000 Index (Small-caps)             18.3         64.4              9.8
 Wilshire 5000 Index (Entire market)         15.3         42.5              1.2
 MSCI All Country World Index
  ex USA (International)                     25.4         55.9              2.9
--------------------------------------------------------------------------------
BONDS
 Lehman Aggregate Bond Index                  4.9%         4.5%             7.2%
  (Broad taxable market)
Lehman Municipal Bond Index                   6.5          6.3              6.1
Citigroup 3-Month Treasury Bill Index         0.5          1.0              3.4
================================================================================
CPI
Consumer Price Index                          0.9%         1.7%            2.5%
--------------------------------------------------------------------------------
*Annualized.


AS INTEREST RATES REMAINED LOW, INVESTORS SOUGHT OUT RISKIER  BONDS

In the fixed income markets, demand for U.S. Treasury issues remained strong, boosting the price of the 10-year Treasury note while reducing its yield from 4.46% at the start of the period to 3.97% by February 29. However, the low level of market rates in general, together with signs of a strengthening economy, sent many investors in search of the higher yields to be obtained from riskier bonds. As a result, returns of corporate bonds exceeded those of government bonds with similar maturities. The Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, recorded a six-month return of

10.6%, while the Lehman Aggregate Bond Index, a measure of the taxable investment-grade bond market, returned 4.9%.

Short-term interest rates remained low and stable, fluctuating within a tight range of 0.91% to 0.97% throughout the six months. The 3-month Treasury bill, a proxy for money market rates, ended the fiscal half-year with a yield of 0.94%, just 3 basis points below its initial 0.97% yield.

RECENT GAINS REFLECT BEAR-MARKET DECISIONS

Over the past six months, Vanguard PRIMECAP Fund continued to reap returns from investment positions that were implemented during the stock market's painful downturn in fiscal 2001 and 2002. For example, at that time, technology stocks came under severe pressure. PRIMECAP established positions in chip makers and in select software companies that have rebounded strongly as the long freeze on corporate capital spending has thawed. During the half-year, the fund's tech stocks returned more than 18%, contributing about 4 percentage points to the fund's return.

The fund's health care stocks represent another investment made during the dark days of the bear market that has shone in the recovery. The fund has reaped solid returns from biotech stocks and from investments in medical-device makers and pharmaceutical giants. The entire health care sector has benefited from companies' remarkable pricing power and from a more favorable regulatory environment. The fund's health care selections returned 28%, accounting for more than 5 percentage points of the six-month return.

Although the fund earned poor returns from a handful of airline holdings--a trouble spot over the past few years--most of the advisor's missteps in the past six months were errors of omission, not commission. For example, the fund held few stocks from the strongly performing financial sector--the banks, brokers, and related industries that now account for a large share of the market's value (and of the portfolios of competing investment managers). The fund also had a relatively large percentage of assets allotted to short-term reserves, low-yielding investments that are a drag on returns in a rising stock market.


AN OUTSTANDING FUND, BUT STILL JUST ONE PART OF YOUR PLAN

Vanguard PRIMECAP Fund embodies the best that an investor can expect from an actively managed portfolio: a disciplined investment strategy that has been implemented with consistency and skill--and success--over time. Note that this statement makes no claim that the fund's exceptional absolute and relative performance will persist. Inevitably, it won't shine all the time.

The most effective response to that inevitability is to allocate your portfolio across and within asset classes--stocks, bonds, and short-term reserves--in proportions suited to your unique investment goals and circumstances. An investment program that combines the opportunity for gain with some protection from loss is a powerful ally in pursuit of your financial goals.

Thank you for trusting us with your assets.

Sincerely,


/S/JOHN J. BRENNAN
JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MARCH 10, 2004




--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE AUGUST 31, 2003_FEBRUARY 29, 2004

                                                        DISTRIBUTIONS PER SHARE
                                                        ------------------------
                         STARTING           ENDING       INCOME         CAPITAL
                      SHARE PRICE      SHARE PRICE    DIVIDENDS           GAINS
--------------------------------------------------------------------------------
PRIMECAP Fund
 Investor Shares           $48.50           $56.30        $0.21           $0.00
 Admiral Shares             50.34            58.41         0.29            0.00
--------------------------------------------------------------------------------

REPORT FROM THE ADVISOR

During the first half of our 2004 fiscal year, Vanguard PRIMECAP Fund topped the gain of the Standard & Poor's 500 Index and the average return of competing multi-cap growth funds. The fund's Investor Shares returned 16.6%, and its Admiral Shares returned 16.7%.

THE INVESTMENT  ENVIRONMENT

The stock market generated solid returns, supported by the economy's impressive (though uneven) expansion and strong corporate earnings growth. These developments, while positive, have not yet been strong enough to allay concerns on several topics: a slowdown in the growth of the money supply (monetary expansion was a powerful stimulant during the past year); the absence of significant job creation; and the prospective impact of rising interest rates on the housing market, which was one of the economy's strongest pillars during the past few years. Lingering in the background are threats of terrorism, the increasing costs of rebuilding Iraq, and an excess of global productive capacity.

The stock market's strong performance through the end of our fiscal half-year suggests that continued gains will depend on further improvement in the positives and a retreat (or at least a stabilization) of the risk factors. We're optimistic on this front. We believe that investors are still underestimating corporate America's ability to generate excellent earnings growth. A weaker U.S. dollar is affording U.S. companies some opportunity to stay ahead of their overseas competitors, and the stimulative effects of the $350 billion tax-relief package enacted in 2003 should continue to support consumer spending. (About half of this tax cut will be realized by the end of 2004.)

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

The Fund reflects a belief that superior long-term investment results can be achieved by selecting stocks with prices lower than the fundamental value of the underlying companies, based on the investment advisor's assessment of such factors as their industry positions, growth potential, and expected profitability.
--------------------------------------------------------------------------------

There is tremendous operating leverage built into today's lean corporate cost structures--a legacy of the spending cuts and productivity improvements required for survival during the prolonged stock market downturn. If the recovery is to continue, the next stage will be a pickup in sales. As sales increase, high levels of operating leverage should translate into rising profit margins on each incremental dollar of sales and, consequently, into surprisingly strong earnings growth.

THE PORTFOLIO'S SUCCESSES

During the six months, our successes included many of the same stocks, or stocks from the same industries, that have been driving our returns since the start of the market's recovery in 2003. We enjoyed strong gains from our marquee biotech stocks: Biogen Idec, the result of the 2003 merger between two leading biotech companies, was our best performer in the group, as the combined companies' stock rebounded from the post-merger decline. Genentech performed well, delivering strong results on its income statement and in its labs. Guidant, a medical-device maker and a significant longtime holding, also delivered outstanding results.

Among technology stocks, we earned good results from telecom equipment and software makers--Nortel Networks, Motorola, QUALCOMM--and from computer-chip maker Texas Instruments. All are benefiting from an upsurge in corporate capital spending.

THE PORTFOLIO'S  SHORTFALLS

Our shortfalls, while modest, were also somewhat familiar. We earned poor returns in two airline stocks, Southwest Airlines and Delta Air Lines, an echo of the portfolio's problems with airline stocks over the past few years. Both companies have struggled with a weak travel market and high fuel prices. We also held a relatively high cash balance, which hampers performance in a rising stock market. On balance, however, our miscues were far less important than what worked well during the six months.

OUR  OUTLOOK

It seems as if the economic recovery has been under way for quite some time, but because of its desultory nature, the rebound is probably still in its early stages. We believe that the potential for growth lies more in the industrial sectors than with consumer spending. Economically sensitive stocks have been hit hard over the past few years and, in our opinion, offer the most attractive investment opportunities. Along these lines, we have been selectively adding to technology and producer durables companies, which seem especially well positioned for continued economic recovery. We're also optimistic about health care, particularly biotechnology and biotechnology-related industries.

HOWARD B. SCHOW                         THEO A. KOLOKOTRONES
PORTFOLIO MANAGER                       PORTFOLIO MANAGER

                        JOEL P. FRIED
                        PORTFOLIO MANAGER

PRIMECAP MANAGEMENT COMPANY

MARCH 15, 2004

FUND PROFILE

This Profile provides a snapshot of the fund's characteristics, compared where appropriate with an unmanaged market index. Key terms are defined on page 9.


PRIMECAP fund

----------------------------------------------------------
PORTFOLIO CHARACTERISTICS                      COMPARATIVE
                                       FUND         INDEX*
----------------------------------------------------------
Number of Stocks                        115            500
Median Market Cap                    $20.5B         $53.0B
Price/Earnings Ratio                  33.9x          21.2x
Price/Book Ratio                       3.0x           3.3x
Yield                                                 1.6%
  Investor Shares                      0.3%
  Admiral Shares                       0.5%
Return on Equity                      16.5%          21.3%
Earnings Growth Rate                   9.1%           7.5%
Foreign Holdings                       7.4%           0.0%
Turnover Rate                         11%**             --
Expense Ratio                                           --
  Investor Shares                   0.48%**
  Admiral Shares                    0.32%**
Short-Term Reserves                     10%             --
-----------------------------------------------------------


-----------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

Biogen Idec Inc.                           4.5%
  (biotechnology)
FedEx Corp.                                4.3
  (express delivery services)
Guidant Corp.                              4.2
  (medical)
Texas Instruments, Inc.                    3.1
  (electronics)
Adobe Systems, Inc.                        2.9
  (software)
ConocoPhillips Co.                         2.8
  (energy)
Micron Technology, Inc.                    2.8
  (electronics)
Novartis AG ADR                            2.7
  (pharmaceuticals)
Hughes Electronics Corp.                   2.4
  (telecommunications services)
Microsoft Corp.                            2.3
  (software)
-----------------------------------------------
Top Ten                                   32.0%
-----------------------------------------------
"Ten Largest Holdings" excludes any temporary cash investments and equity index products.


-----------------------------------------
VOLATILITY MEASURES
                              COMPARATIVE
                     FUND          INDEX*
-----------------------------------------
R-Squared            0.89            1.00
Beta                 1.13            1.00
-----------------------------------------

-------------------------
INVESTMENT FOCUS

STYLE              Growth
MARKET CAP          Large
-------------------------


-------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

                                      COMPARATIVE
                             FUND          INDEX*
-------------------------------------------------
Auto & Transportation          9%              2%
Consumer Discretionary        13              14
Consumer Staples               0               8
Financial Services             4              22
Health Care                   21              13
Integrated Oils                4               4
Other Energy                   2               2
Materials & Processing         6               3
Producer Durables              6               4
Technology                    23              15
Utilities                      1               7
Other                          1               6
Short-Term Reserves           10%              0%
-------------------------------------------------
*S&P 500 Index.
**Annualized.


                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or depositary receipts of companies based outside the United States.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
TURNOVER  RATE. An indication of the fund's  trading  activity.  Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For the most recent performance, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns in this report do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.


PRIMECAP FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 31, 1993_FEBRUARY 29, 2004

                   PRIMECAP FUND                   S&P 500
                 INVESTOR SHARES                    INDEX

1994                   16.3                          5.5
1995                   32.3                         21.4
1996                    7.8                         18.7
1997                   50.5                         40.6
1998                   -5.0                          8.1
1999                   63.2                         39.8
2000                   44.1                         16.3
2001                  -26.4                        -24.4
2002                  -23.3                        -18.0
2003                   23.4                         12.1
2004*                  16.6                         14.6
--------------------------------------------------------------------------------
*Six months ended February 29, 2004.
Note: See Financial Highlights tables on pages 17 and 18 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                               TEN YEARS
                                       ONE     FIVE ----------------------------
                   INCEPTION DATE     YEAR    YEARS   CAPITAL    INCOME    TOTAL
--------------------------------------------------------------------------------
PRIMECAP Fund
 Investor Shares        11/1/1984   37.75%    5.86%    14.39%     0.69%   15.08%
  Fee-Adjusted Returns*             36.38     5.86     14.39      0.69    15.08
 Admiral Shares        11/12/2001   37.96    5.55**       --        --       --
  Fee-Adjusted Returns*             36.59    5.06**       --        --       --
--------------------------------------------------------------------------------
*Reflective of the 1% fee assessed on redemptions of shares purchased on or after April 23, 2001, and held for less than five years.
**Returns since inception.

ABOUT YOUR FUND'S EXPENSES

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs that you would have incurred over the most recent six-month period on a $10,000 investment in the fund. The example uses the fund's actual return and operating expenses for the period. The cost in dollars is calculated by applying the expense ratio to the average balance in a hypothetical account. For comparative purposes, we also show the fund's annualized expense ratio--in which its six-month expenses are projected for a 12-month period--along with the average expense ratio for the fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------
                           SIX MONTHS ENDED           ANNUALIZED FUND EXPENSES
                          FEBRUARY 29, 2004          VERSUS PEER GROUP EXPENSES
                      -------------------------   ------------------------------
                            COST OF $10,000               FUND       PEER GROUP*
                          INVESTMENT IN FUND      EXPENSE RATIO    EXPENSE RATIO
--------------------------------------------------------------------------------
PRIMECAP Fund
  Investor Shares               $26                    0.48%          1.71%
  Admiral Shares                 17                    0.32             --
--------------------------------------------------------------------------------
*Average Multi-Cap Growth Fund.
The calculation assumes no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratio captures data through year-end 2003.


You can find more information about the fund's expense ratio, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the fund's prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.) and by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
PRIMECAP FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
COMMON STOCKS (89.4%)
--------------------------------------------------------------------------------
AUTO & TRANSPORTATION (8.6%)
    FedEx Corp.                              14,792,500         $     1,015,949
    Union Pacific Corp.                       6,506,500                 414,074
    Southwest Airlines Co.                   14,459,737                 199,689
*(1)AMR Corp.                                 9,300,000                 141,360
    United Parcel Service, Inc.               1,200,000                  84,756
 (1)Delta Air Lines, Inc.                     8,150,000                  73,187
*(1)Alaska Air Group, Inc.                    2,540,000                  65,380
    ArvinMeritor, Inc.                        1,620,600                  36,561
*   Fleetwood Enterprises, Inc.                 470,000                   6,180
                                                                ----------------
                                                                $     2,037,136
                                                                ----------------
CONSUMER DISCRETIONARY (12.8%)
*   Hughes Electronics Corp.                 33,398,900                 579,137
*   eBay Inc.                                 4,150,000                 285,769
*   Costco Wholesale Corp.                    7,200,000                 280,296
    TJX Cos., Inc.                           11,369,800                 267,759
    Target Corp.                              4,669,000                 205,249
*(1)Robert Half International, Inc.           8,915,100                 200,322
    Lowe's Cos., Inc.                         3,032,000                 169,792
*   Time Warner, Inc.                         9,456,100                 163,118
    Eastman Kodak Co.                         5,000,000                 142,700
(1) The Neiman Marcus
      Group, Inc. Class A                     2,246,800                 126,899
    The Walt Disney Co.                       4,500,000                 119,385
    Carnival Corp.                            2,230,000                  98,945
    Sabre Holdings Corp.                      4,006,300                  90,903
    Best Buy Co., Inc.                        1,050,000                  55,912
(1) The Neiman Marcus
      Group, Inc. Class B                     1,028,811                  54,012
*   Accenture Ltd.                            2,311,200                  53,389
    Tiffany & Co.                               742,000                  31,201
*   InterActiveCorp                             900,000                  29,313
*   Abercrombie & Fitch Co.                     700,000                  22,071
*   Liberty Media Corp.                       1,905,000                  21,717
    Royal Caribbean Cruises, Ltd.               412,000                  18,231
    The McClatchy Co. Class A                   244,500                  16,768
    Washington Post Co. Class B                   5,000                   4,478
                                                                ----------------
                                                                $     3,037,366
                                                                ----------------
FINANCIAL SERVICES (4.3%)
    The Chubb Corp.                           3,900,000                 276,822
    Bank One Corp.                            4,000,000                 215,920
    J.P. Morgan Chase & Co.                   5,030,000                 206,331
    Transatlantic Holdings, Inc.                843,750                  72,621
    American International
      Group, Inc.                               800,000                  59,200
    The Bank of New York Co., Inc.            1,600,000                  52,800
    Wells Fargo & Co.                           535,000                  30,682
    Capital One Financial Corp.                 430,000                  30,410
    Freddie Mac                                 325,000                  20,124
    Fifth Third Bancorp                         235,000                  13,165
    Equifax, Inc.                               500,000                  13,105

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
PRIMECAP FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
    St. Paul Cos., Inc.                         250,000         $        10,685
    First Data Corp.                            187,537                   7,685
                                                                ----------------
                                                                $     1,009,550
                                                                ----------------
HEALTH CARE (20.5%)
*(1)Biogen Idec Inc.                         19,000,000               1,053,550
    Guidant Corp.                            14,550,000                 991,437
    Novartis AG ADR                          14,685,000                 648,343
    Pfizer Inc.                              13,518,793                 495,464
    Eli Lilly & Co.                           6,490,000                 479,871
*   Genentech, Inc.                           3,100,000                 334,459
*   Genzyme Corp._
      General Division                        6,200,000                 314,836
    Medtronic, Inc.                           5,232,800                 245,418
*(1)Millipore Corp.                           2,820,000                 147,627
*(1)Sepracor Inc.                             4,400,000                 125,048
*   Applera Corp._
      Celera Genomics Group                   1,073,600                  15,567
*       Amgen, Inc.                              42,000                   2,668
                                                                ----------------
                                                                $     4,854,288
                                                                ----------------

INTEGRATED OILS (4.3%)
    ConocoPhillips Co.                        9,675,000                 666,317
    Amerada Hess Corp.                        3,200,000                 205,920
    Unocal Corp.                              3,725,000                 141,550
    Murphy Oil Corp.                             60,000                   3,764
                                                                ----------------
                                                                $     1,017,551
                                                                ----------------
OTHER ENERGY (2.4%)
(1) Noble Energy, Inc.                        3,400,000                 159,052
    Anadarko Petroleum Corp.                  3,100,000                 158,875
(1) Pogo Producing Co.                        3,260,000                 147,906
    Schlumberger Ltd.                         1,360,000                  87,706
    El Paso Corp.                             3,400,000                  25,296
                                                                ----------------
                                                                $       578,835
                                                                ----------------
MATERIALS & PROCESSING (6.2%)
    Dow Chemical Co.                          7,300,000                 317,331
(1) Potash Corp. of
    Saskatchewan, Inc.                        3,200,700                 264,698
    Weyerhaeuser Co.                          3,250,000                 212,062
    Sigma-Aldrich Corp.                       2,500,000                 142,925
    Monsanto Co.                              3,523,936                 116,431
    Engelhard Corp.                           3,908,400                 113,422
    Temple-Inland Inc.                        1,725,000                 112,384
(1) Granite Construction Co.                  3,150,000                  76,387
(1) MacDermid, Inc.                           1,701,000                  64,638
    Fluor Corp.                               1,000,000                  41,230
    MeadWestvaco Corp.                           39,000                   1,143
                                                                ----------------
                                                                $     1,462,651
                                                                ----------------
PRODUCER DURABLES (5.7%)
    Caterpillar, Inc.                         5,770,000                 437,077
 (1)Tektronix, Inc.                           6,629,600                 212,479
*(1)Plantronics, Inc.                         4,701,500                 187,684
*   LM Ericsson Telephone Co.
      ADR Class B                             4,582,857                 132,995
    Deere & Co.                               1,698,500                 109,095
    Kennametal, Inc.                          1,500,000                  65,115
    Donaldson Co., Inc.                         800,000                  45,624
    W.W. Grainger, Inc.                         900,000                  42,525
*   Agilent Technologies, Inc.                1,220,480                  41,728
*   Mykrolis Corp.                            1,908,613                  28,782
    Pall Corp.                                1,000,000                  26,170
*   Applied Materials, Inc.                     330,000                   7,009
                                                                ----------------
                                                                $     1,336,283
                                                                ----------------

TECHNOLOGY (23.1%)
COMMUNICATIONS TECHNOLOGY (4.7%)
    Motorola, Inc.                           19,295,550                 356,003
    QUALCOMM Inc.                             4,771,000                 302,720
*   Nortel Networks Corp.                    24,609,400                 196,383
*   Corning, Inc.                             9,320,300                 116,970
*   Tellabs, Inc.                             7,400,000                  71,780
    Symbol Technologies, Inc.                 4,200,000                  71,484

COMPUTER SERVICES SOFTWARE & SYSTEMS (6.1%)
(1) Adobe Systems, Inc.                      18,098,000                 673,970
    Microsoft Corp.                          20,295,000                 537,818
*(1)Citrix Systems, Inc.                      9,725,000                 205,976
*   Intuit, Inc.                                350,000                  15,526
*   Symantec Corp.                              360,000                  14,810

COMPUTER TECHNOLOGY (1.2%)
    Hewlett-Packard Co.                      12,211,250                 277,317
*   Dell Inc.                                     5,000                     163

ELECTRONICS (1.4%)

    Sony Corp. ADR                            7,800,000                 319,332

ELECTRONICS--SEMICONDUCTORS/COMPONENTS (8.0%)
    Texas Instruments, Inc.                  23,534,000                 721,317
*(1)Micron Technology, Inc.                  43,500,600                 654,249
    Intel Corp.                              14,365,000                 419,889
*   Rambus Inc.                               2,500,000                  80,975
*   LSI Logic Corp.                           1,400,000                  14,140

ELECTRONICS TECHNOLOGY (0.8%)
    Raytheon Co.                              4,468,600                 135,845
*(1)Coherent, Inc.                            1,700,000                  48,348

SCIENTIFIC EQUIPMENT & SUPPLIES (0.9%)
    Applera Corp._ Applied Biosystems Group   8,945,300                 203,953
                                                                ----------------
                                                                $     5,438,968
                                                                ----------------

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
PRIMECAP FUND                                    SHARES                   (000)
--------------------------------------------------------------------------------
UTILITIES (0.8%)
    Sprint Corp.                              9,348,800         $       165,754
*   Cox Communications, Inc. Class A          1,000,000                  32,400
                                                                ----------------
                                                                $       198,154
                                                                ----------------
OTHER (0.7%)
*   Berkshire Hathaway Inc. Class B              54,000                 169,182
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $14,661,118)                          $     21,139,964
--------------------------------------------------------------------------------
PREFERRED STOCK (0.8%)
    The News Corp. Ltd. ADR Pfd.
      (Cost $176,384)                         5,893,295         $       192,888
--------------------------------------------------------------------------------
                                                   FACE
                                                 AMOUNT
                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (14.0%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
    Obligations in a Pooled
    Cash Account
      1.04%, 3/1/2004                       $ 1,256,101               2,284,445
      1.04%, 3/1/2004--Note G                 1,028,244               1,028,244
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
    (Cost $3,312,689)                                                 3,312,689
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.2%)
    (Cost $18,150,191)                                               24,645,541
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES--NET (-4.2%)                       $    (1,002,056)
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $    23,643,485
================================================================================
 *   See Note A in Notes to Financial Statements.
 *   Non-income-producing security.
(1) Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. The total market value of investments in affiliated companies was $4,682,772,000. See Note I in Notes to Financial Statements.
     ADR--American Depositary Receipt.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
                                                                          (000)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
ASSETS
    Investments in Securities, at Value                         $    24,645,541
    Receivables for Capital Shares Sold                                  39,316
    Other Assets--Note C                                                 71,726
                                                                ----------------
      Total Assets                                              $    24,756,583
                                                                ----------------
LIABILITIES
    Payables for Investment Securities Purchased                         34,446
    Security Lending Collateral Payable to Brokers--Note G            1,028,244
    Other Liabilities                                                    50,408
                                                                ----------------
      Total Liabilities                                         $     1,113,098
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                               $    23,643,485
================================================================================


--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                         AMOUNT
                                                                          (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                 $    17,592,534
Undistributed Net Investment Income                                       2,234
Accumulated Net Realized Losses                                        (446,633)
Unrealized Appreciation                                               6,495,350
--------------------------------------------------------------------------------
NET ASSETS                                                      $    23,643,485
================================================================================
Investor Shares--Net Assets
Applicable to 353,841,294 outstanding $.001
    par value shares of beneficial interest
      (unlimited authorization)                                 $    19,922,092
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- INVESTOR SHARES                     $         56.30
================================================================================
Admiral Shares--Net Assets
Applicable to 63,711,673 outstanding $.001
    par value shares of beneficial interest
      (unlimited authorization)                                 $     3,721,393
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE-- ADMIRAL SHARES                      $         58.41
================================================================================
See Note E in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                                   PRIMECAP FUND
                                              SIX MONTHS ENDED FEBRUARY 29, 2004
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends*                                                    $        90,266
  Interest                                                                9,061
  Security Lending                                                          556
--------------------------------------------------------------------------------
    Total Income                                                $        99,883
--------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fees--Note B                                         18,940
The Vanguard Group--Note C
  Management and Administrative
    Investor Shares                                                      26,064
    Admiral Shares                                                        1,826
  Marketing and Distribution
    Investor Shares                                                       1,132
    Admiral Shares                                                          144
  Custodian Fees                                                            143
  Shareholders' Reports
    Investor Shares                                                          86
    Admiral Shares                                                           --
  Trustees' Fees and Expenses                                                 9
--------------------------------------------------------------------------------
    Total Expenses                                              $        48,344
    Expenses Paid Indirectly--Note D                                       (469)
--------------------------------------------------------------------------------
Net Expenses                                                    $        47,875
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                           $        52,008
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD*                    (421)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENT SECURITIES                                      $     3,200,941
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS $     3,252,528
================================================================================
* Dividend income and realized net gain (loss) from affiliated companies of the fund were $5,805,000 and ($27,908,000), respectively. See Note I in Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


--------------------------------------------------------------------------------
                                                            PRIMECAP FUND
                                               ---------------------------------
                                               SIX MONTHS                  YEAR
                                                    ENDED                 ENDED
                                            FEB. 29, 2004         AUG. 31, 2003
                                                    (000)                 (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $     52,008        $        87,873
  Realized Net Gain (Loss)                          (421)                88,715
  Change in Unrealized Appreciation
    (Depreciation)                             3,200,941              3,333,046
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                   3,252,528             3,509,634
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                                (74,102)               (70,314)
  Admiral Shares                                 (14,551)                (8,862)
Realized Capital Gain
  Investor Shares                                     --                     --
  Admiral Shares                                      --                     --
--------------------------------------------------------------------------------
    Total Distributions                          (88,653)               (79,176)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE H
  Investor Shares                                309,495                593,031
  Admiral Shares                               1,217,263                343,830
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions                1,526,758                936,861
--------------------------------------------------------------------------------
  Total Increase (Decrease)                    4,690,633              4,367,319
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                         18,952,852             14,585,533
--------------------------------------------------------------------------------
  End of Period                             $ 23,643,485        $    18,952,852
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes the fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


PRIMECAP FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED                             YEAR ENDED
                                            SIX MONTHS       AUGUST 31,        JAN. 1 TO            DECEMBER 31,
FOR A SHARE OUTSTANDING                          ENDED ------------------       AUG. 31,    --------------------------------
THROUGHOUT EACH PERIOD                  FEB. 29, 2004      2003       2002          2001*      2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $48.50   $39.51     $51.90         $60.38    $62.07      $47.66      $39.56
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                            .117      .23       .188            .21       .52         .26         .34
 Net Realized and Unrealized Gain (Loss)
   on Investments                                7.890     8.97    (12.183)         (8.28)     2.33       19.07        9.63
----------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations              8.007     9.20    (11.995)         (8.07)     2.85       19.33        9.97
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income            (.210)    (.21)     (.260)          (.02)     (.49)       (.27)       (.35)
 Distributions from Realized Capital Gains          --       --      (.135)          (.39)    (4.05)      (4.65)      (1.52)
----------------------------------------------------------------------------------------------------------------------------
   Total Distributions                           (.210)    (.21)     (.395)          (.41)    (4.54)      (4.92)      (1.87)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $56.30   $48.50     $39.51         $51.90    $60.38      $62.07      $47.66
============================================================================================================================

TOTAL RETURN**                                  16.55%   23.41%    -23.28%        -13.39%     4.47%      41.34%      25.44%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)          $19,922  $16,886    $13,216        $18,894   $21,762     $17,912     $11,210
 Ratio of Total Expenses to
   Average Net Assets                           0.48%+    0.51%      0.49%         0.50%+     0.48%       0.51%       0.51%
 Ratio of Net Investment Income
   to Average Net Assets                        0.47%+    0.56%      0.42%         0.58%+     0.80%       0.50%       0.78%
 Portfolio Turnover Rate                           11%+      12%        11%             7%       11%         19%         13%
============================================================================================================================
* The fund's fiscal  year-end  changed from December 31 to August 31,  effective
  August 31, 2001.
**Total  returns do not reflect the 1% fee  assessed  on  redemptions  of shares purchased on or after April 23, 2001, and held for less than five years.
 +Annualized.

PRIMECAP FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                               SIX MONTHS       YEAR    NOV. 12,
                                                    ENDED      ENDED    2001* TO
                                                 FEB. 29,   AUG. 31,    AUG. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2004       2003        2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $50.34     $41.00     $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                               .169       .295       .191
 Net Realized and Unrealized Gain (Loss)
   on Investments                                   8.191      9.310     (8.776)
--------------------------------------------------------------------------------
   Total from Investment Operations                 8.360      9.605     (8.585)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income               (.290)    (.265)      (.275)
 Distributions from Realized Capital Gains             --        --       (.140)
--------------------------------------------------------------------------------
   Total Distributions                              (.290)    (.265)      (.415)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $58.41    $50.34      $41.00
================================================================================

TOTAL RETURN**                                     16.66%    23.58%     -17.35%
================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)              $3,721    $2,067      $1,369
 Ratio of Total Expenses to Average Net Assets     0.32%+     0.37%      0.38%+
 Ratio of Net Investment Income
   to Average Net Assets                           0.64%+     0.69%      0.52%+
 Portfolio Turnover Rate                             11%+       12%         11%
================================================================================
 *Inception.
**Total  returns do not reflect the 1% fee  assessed on  redemptions  of shares purchased on or after April 23, 2001, and held for less than five years. +Annualized.


SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. REPURCHASE AGREEMENTS: The fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     3. FEDERAL INCOME TAXES: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     5. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended February 29, 2004, the investment advisory fee represented an effective annual rate of 0.18% of the fund's average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 29, 2004, the fund had contributed capital of $3,426,000 to Vanguard (included in Other Assets), representing 0.01% of the fund's net assets and 3.43% of Vanguard's capitalization. The fund's trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund's management and administrative expenses. For the six months ended February 29, 2004, these arrangements reduced the fund's expenses by $469,000.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2003, the fund had available realized losses of $445,370,000 to offset future net capital gains through August 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2004; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 29, 2004, net unrealized appreciation of investment securities for tax purposes was $6,495,350,000, consisting of unrealized gains of $7,579,058,000 on securities that had risen in value since their purchase and $1,083,708,000 in unrealized losses on securities that had fallen in value since their purchase.

F.  During  the  six  months  ended   February  29,  2004,  the  fund  purchased
$1,731,054,000 of investment securities and sold $1,058,798,000 of investment securities, other than temporary cash investments.

G. The market value of securities on loan to broker/dealers at February 29, 2004, was $995,793,000, for which the fund held cash collateral of $1,028,244,000. The fund invests cash collateral received in repurchase agreements, and records a liability for the return of the collateral, during the period the securities are on loan.

H. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED                YEAR ENDED
                                  FEBRUARY 29, 2004             AUGUST 31, 2003
                              --------------------------   ---------------------
                                  AMOUNT        SHARES      AMOUNT        SHARES
                                   (000)         (000)       (000)         (000)
--------------------------------------------------------------------------------
Investor Shares
  Issued                     $ 2,069,790        39,742 $ 2,541,060       61,980
  Issued in Lieu of Cash
     Distributions                72,408         1,403      68,639        1,743
  Redeemed*                   (1,832,703)      (35,473) (2,016,668)     (50,043)
                              --------------------------------------------------
  Net Increase (Decrease)--
     Investor Shares             309,495         5,672     593,031       13,680
                              --------------------------------------------------
Admiral Shares
  Issued                       1,440,632        26,745     527,850       12,078
  Issued in Lieu of Cash
     Distributions                13,269           248       7,971          195
  Redeemed*                     (236,638)       (4,332)   (191,991)      (4,622)
                              --------------------------------------------------
  Net Increase (Decrease)--
     Admiral Shares            1,217,263        22,661     343,830        7,651
--------------------------------------------------------------------------------
*Net of redemption fees of $972,000 and $1,282,000, respectively (fund totals).

I. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

-----------------------------------------------------------------------------------------------
                                                              (000)
                              -----------------------------------------------------------------
                                        CURRENT PERIOD TRANSACTIONS
                                        ---------------------------
                           AUG. 31, 2003                    COST OF               FEB. 29, 2004
                                  MARKET   PURCHASES     SECURITIES    DIVIDEND          MARKET
                                   VALUE     AT COST           SOLD      INCOME           VALUE
-----------------------------------------------------------------------------------------------
Adobe Systems, Inc.            $ 718,316          --        $ 4,974       $ 453       $ 673,970
Alaska Air Group, Inc.            70,079          --             --          --          65,380
AMR Corp.                        104,500          --          5,256          --         141,360
Biogen Idec Inc.*                651,792     $ 4,740             --          --       1,053,550
Citrix Systems, Inc.             200,238          --             --          --         205,976
Coherent, Inc.                    44,540          --             --          --          48,348
Delta Air Lines, Inc.            121,811          --         67,624          --          73,187
FedEx Corp.                    1,006,903          --          9,126       1,638           n/a**
Granite Construction Co.          61,299          --             --         630          76,387
MacDermid, Inc.                   48,631          --             --         102          64,638
Micron Technology, Inc.          455,923     157,979             --          --         654,249
Millipore Corp.                  128,028          --             --          --         147,627
The Neiman Marcus Group, Inc.
  Class A                         95,714          --             --         292         126,899
The Neiman Marcus Group, Inc.
  Class B                         40,175          --             --         134          54,012
Noble Energy, Inc.               130,647       3,971             --         340         159,052
Plantronics, Inc.                118,807          --             --          --         187,684
Pogo Producing Co.               149,830          --             --         326         147,906
Potash Corp. of
  Saskatchewan, Inc.             226,930          --             --       1,360         264,698
Robert Half International, Inc.  217,176          --         11,691          --         200,322
Sepracor Inc.                    118,448          --             --          --         125,048
Tektronix, Inc.                  156,724          --             --         530         212,479
                              ----------                           ----------------------------
                              $4,866,511                                 $5,805      $4,682,772
                              ----------                           ----------------------------
-----------------------------------------------------------------------------------------------
 *Biogen,  Inc. and IDEC  Pharmaceuticals  Corp. merged into Biogen Idec Inc. in
  November 2003.
**Security  is still held but the issuer is no longer an  affiliated  company of the fund.

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com was built for you--and it keeps getting better. research and plan your investments with confidence

Use our PLANNING & ADVICE and RESEARCH FUNDS & STOCKS sections to:

*    Determine what asset  allocation  might best suit your needs--by taking our
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*    Find out how  much to save  for  retirement  and  your  children's  college education-- by using our planning tools.
*    Learn how to achieve your  goals--by  reading our  PlainTalk(R)  investment guides.
*    Find your next fund--by using the Compare Funds,  Compare Costs, and Narrow
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*    Look up fund price, performance history, and distribution information--in a
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INVEST AND MANAGE ACCOUNTS WITH EASE

Log on to VANGUARD.COM to:

*    See what you own (at Vanguard and elsewhere) and how your  investments  are
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*    Analyze your portfolio's holdings and performance.

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*    Sign up to receive  electronic  newsletters from Vanguard  informing you of
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Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                     POSITION(S) HELD WITH
NAME                 FUND (NUMBER OF
(YEAR OF BIRTH)      VANGUARD FUNDS
TRUSTEE/OFFICER      OVERSEEN BY
SINCE                TRUSTEE/OFFICER)       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*     Chairman of the        Chairman of the Board, Chief Executive Officer, and Director/Trustee of
(1954)               Board, Chief           The Vanguard Group, Inc., and of each of the investment companies
May 1987             Executive Officer,     served by The Vanguard Group.
                     and Trustee
                     (129)
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS     Trustee                The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)               (129)                  to Greenwich Associates (international business strategy consulting);
January 2001                                Successor Trustee of Yale University; Overseer of the Stern School of
                                            Business at New York University; Trustee of the Whitehead Institute
                                            for Biomedical Research.
---------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA       Trustee                Chairman and Chief Executive Officer (since October 1999), Vice
(1945)               (129)                  Chairman (January-September 1999), and Vice President (prior to
December 2001                               September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                            Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council; Trustee of
                                            Drexel University.
---------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN      Trustee                Vice President, Chief Information Officer, and Member of the
HEISEN               (129)                  Executive Committee of Johnson & Johnson (pharmaceuticals/
(1950)                                      consumer products); Director of the University Medical Center at
July 1998                                   Princeton and Women's Research and Education Institute.
---------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL    Trustee                Chemical Bank Chairman's Professor of Economics, Princeton Malkiel C
(1932)               (127)                  University; Director of Vanguard Investment Series plc (Irish invest-
May 1977                                    ment fund) (since November 2001), Vanguard Group (Ireland)
                                            Limited (Irish investment management firm) (since November 2001),
                                            Prudential Insurance Co. of America, BKF Capital (investment management), The Jeffrey Co. (holding company), and NeuVis, Inc.
                                            (software company).
---------------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.



                     POSITION(S) HELD WITH
NAME                 FUND (NUMBER OF
(YEAR OF BIRTH)      VANGUARD FUNDS
TRUSTEE/OFFICER      OVERSEEN BY
SINCE                TRUSTEE/OFFICER)       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.Trustee                Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)               (129)                  Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                                Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
---------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON   Trustee                Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)               (129)                  (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
April 1985                                  Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
---------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON    Secretary              Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)               (129)                  Secretary of The Vanguard Group and of each of the investment
June 2001                                   companies served by The Vanguard Group.
---------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS    Treasurer              Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)               (129)                  investment companies served by The Vanguard Group.
July 1998
---------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

================================================================================================
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.        MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.  RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.              GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------

JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

VANGUARD SHIP LOGO
THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

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logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information,  or to  request  additional  information  about  the  fund or other
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e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website,
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

WORLD WIDE WEB
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FUND INFORMATION
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(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q592 042004

VANGUARD (R) TARGET RETIREMENT FUNDS

FEBRUARY 29, 2004

SEMIANNUAL REPORT


VANGUARD(R) TARGET RETIREMENT INCOME FUND
VANGUARD(R) TARGET RETIREMENT 2005 FUND
VANGUARD(R) TARGET RETIREMENT 2015 FUND
VANGUARD(R) TARGET RETIREMENT 2025 FUND
VANGUARD(R) TARGET RETIREMENT 2035 FUND
VANGUARD(R) TARGET RETIREMENT 2045 FUND

THE VANGUARD GROUP (R)

HOW TO READ YOUR FUND REPORT

--------------------------------------------------------------------------------
This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here ~are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com.
--------------------------------------------------------------------------------

CONTENTS

1 LETTER FROM THE CHAIRMAN
7 FUND PROFILES
13 GLOSSARY OF INVESTMENT TERMS
14 PERFORMANCE SUMMARIES
16 ABOUT YOUR FUND'S EXPENSES
17 FINANCIAL STATEMENTS

SUMMARY

- The six Vanguard Target Retirement Funds got off to a strong start: Returns for their first four months of existence ranged from 5.1% for the most conservative offering to 11.5% for the most aggressive.
- The stock and bond markets turned in solid performances across the board, with international stocks gaining the most by far during the period.
- The Target Retirement Funds performed in line with their benchmarks, which are weighted to reflect the asset allocation of each fund.

Want less clutter in your mailbox? Just register with Vanguard.com and opt to get fund reports online.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Welcome to the semiannual report for Vanguard's newest funds for retirement savers: Vanguard Target Retirement Funds. The funds got off to a good start during their first four months, when international stocks soared, domestic stocks posted robust returns, and bonds put up respectable numbers. Our six Target Retirement Funds performed in line with their respective allocations to these asset classes.

[PICTURES OF JOHN J. BRENNAN]

During the period, returns ranged from 5.1% for the Target Retirement Income Fund to 11.5% for the Target Retirement 2045 Fund, which benefited from its heavier weightings in domestic and international stocks. The Income Fund, which is designed for retirees who need a relatively stable source of income, has a conservative asset allocation, while the 2045 Fund, aimed at investors with a long time horizon, has the most aggressive allocation among the six funds.

The table on page 2 compares the total returns (capital change plus ~reinvested distributions) of the funds and their benchmarks, which are weighted to reflect the appropriate asset allocation. The table on page 6 presents the funds' starting and ending net asset values, distributions for the period, and annualized yields as of February 29. Yields ranged from 3.30% on the Target Retirement Income Fund, with its heavy bond allocation, to 1.62% for the Target Retirement 2045 Fund.

STOCKS CONTINUED THEIR COMEBACK

As the fiscal half-year got under way last September, the U.S. stock market was in the midst of a strong advance. The gains continued throughout the period, buoyed by a steady flow of positive corporate earnings reports and economic data that suggested the national economy was continuing to mend.

During the six months, the U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 15.3%. The Russell 2000 Index, a proxy for small-capitalization stocks, returned 18.3%, outpacing the mid- to large-cap stocks in the Russell 1000 Index, which returned 14.8%. Across the market-cap spectrum, value-oriented stocks (those that generally trade at below-market valuations relative to their book values) outpaced growth stocks (those expected to produce above-average earnings growth).

--------------------------------------------------------------------------------
Total Returns                                         October 27, 2003,* through
                                                               February 29, 2004
--------------------------------------------------------------------------------
Vanguard Target Retirement
Income Fund                                                                 5.1%
Target Income Composite Index**                                             5.2
--------------------------------------------------------------------------------
Vanguard Target Retirement 2005 Fund                                        6.7%
Target 2005 Composite Index**                                               6.8
--------------------------------------------------------------------------------
Vanguard Target Retirement 2015 Fund                                        7.8%
Target 2015 Composite Index**                                               7.9
--------------------------------------------------------------------------------
Vanguard Target Retirement 2025 Fund                                        8.8%
Target 2025 Composite Index**                                               8.9
--------------------------------------------------------------------------------
Vanguard Target Retirement 2035 Fund                                       10.5%
Target 2035 Composite Index**                                              10.7
--------------------------------------------------------------------------------
Vanguard Target Retirement 2045 Fund                                       11.5%
Target 2045 Composite Index**                                              11.7
--------------------------------------------------------------------------------
*    Inception.
** Returns for the composite indexes are derived by applying the funds' target allocations to the results of the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the Morgan Stanley Capital International Europe, Australasia, Far East Index; for bonds, the Lehman Brothers Aggregate Bond Index and the Lehman Treasury Inflation Notes Index; for short-term reserves, the Citigroup 3-Month Treasury Bill Index.

International equities continued to provide generous gains for U.S.-based investors. Returns from European markets were generally stronger than those from Pacific markets, and returns from emerging markets were outstanding. The continued decline in the U.S. dollar's relative value transformed respectable local-currency results into impressive dollar-denominated returns.

AS INTEREST RATES REMAINED LOW, INVESTORS SOUGHT OUT RISKIER BONDS
In the fixed income markets, demand for U.S. Treasury issues remained strong, boosting the price of the 10-year Treasury note while reducing its yield from 4.46% at the start of the period to 3.97% by February 29. However, the low level of market rates in general, together with signs of a strengthening economy, sent many investors searching for the higher yields to be obtained from riskier bonds. As a result, returns of corporate bonds exceeded those of government bonds with similar maturities. The Lehman Brothers High Yield Bond Index, a benchmark of below-investment-grade bonds, recorded a six-month return of 10.6%, while the Lehman Aggregate Bond

Index, a measure of the taxable investment-grade bond market, returned 4.9%.

Short-term interest rates remained low and stable, fluctuating within a tight range of 0.91% to 0.97% throughout the six months. The 3-month Treasury bill, a proxy for money market rates, ended the fiscal half-year with a yield of 0.94%, just 3 basis points below its initial 0.97% yield.

THE FUNDS ARE ON TARGET
The Target Retirement Funds are designed for people at different stages of the investment journey, from those in their 20s who do not expect to retire for four decades to those already in retirement. Each fund invests in up to four other Vanguard stock, bond, and money market funds, using an asset weighting that is appropriate for the targeted time horizon. With the exception of the Target
Retirement Income Fund, those weightings will shift toward a more income-oriented allocation as retirement nears.

Returns for the six Target Retirement Funds had a stair-step pattern, reflecting the funds' exposure to stocks, the best-performing asset class during the period. The Target Retirement 2045 Fund had an initial stock weighting of 90%, including 18% in international stocks. Those allocations drove its strong 11.5% gain during the period. A step down to an 80% stock weighting (16% international) produced a 10.5% return for the Target Retirement 2035 Fund. The funds aimed at retirement in 2025, 2015, and 2005 returned 8.8%, 7.8%, and 6.7%, respectively.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                 PERIODS ENDED FEBRUARY 29, 2004
                                                 -------------------------------
                                                        SIX        ONE      FIVE
                                                     MONTHS       YEAR    YEARS*
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                       14.8%      39.7%      0.5%
Russell 2000 Index (Small-caps)                       18.3       64.4       9.8
Wilshire 5000 Index (Entire market)                   15.3       42.5       1.2
MSCIAll Country World Index
ex USA (International)                                25.4       55.9       2.9
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                            4.9%       4.5%      7.2%
(Broad taxable market)
Lehman Municipal Bond Index                            6.5        6.3       6.1
Citigroup 3-Month Treasury Bill Index                  0.5        1.0       3.4
================================================================================
CPI
Consumer Price Index                                   0.9%       1.7%      2.5%
--------------------------------------------------------------------------------
*Annualized.

The most conservative of the six, the Target Retirement Income Fund, devotes the bulk of its assets to bond funds: It had weightings of 20% in Vanguard(R) Total Stock Market Index Fund, 5% in Vanguard(R) Prime Money Market Fund, 50% in Vanguard(R) Total Bond Market Index Fund, and 25% in Vanguard(R) Inflation-Protected Securities

--------------------------------------------------------------------------------
ASSET ALLOCATIONS AT INCEPTION* AND ON FEBRUARY 29, 2004
                                                                  SHORT-TERM
                              STOCKS**           BONDS              RESERVES
                         ----------------   ----------------   -----------------
TARGET RETIREMENT FUND   INITIAL  FEB. 29   INITIAL  FEB. 29   INITIAL   FEB. 29
--------------------------------------------------------------------------------
Income                       20%      20%       75%      75%        5%        5%
2005                         35       35        65       65         0         0
2015                         50       50        50       50         0         0
2025                         60       60        40       40         0         0
2035                         80       80        20       20         0         0
2045                         90       90        10       10         0         0
--------------------------------------------------------------------------------
*    October 27, 2003.
** As of February 29, international stock weightings for the 2015, 2025, 2035, and 2045 Funds were 10%, 12%, 16%, and 18% of assets, respectively.
+    Allocations do not change.


Fund. The Target Retirement Income Fund's 5.1% return reflected the strong demand for bonds during the period, as investors favored both Treasury and corporate bonds. The initial and period-end weightings of each fund are shown in the table above.

A SIMPLE METHOD OF SOPHISTICATED INVESTING

Vanguard's Target Retirement Funds are designed to meet two critical needs that we think every retirement investor should address:

- Allocating across asset classes. Because the stock and bond markets don't always perform in the same way at the same time, investing in both of them provides a buffer for your portfolio when either market is out of favor.
- Rebalancing your portfolio. As you approach retirement, you will want a portfolio that is less volatile and produces more income.

The Target Retirement Funds allow investors to pick a fund that is allocated appropriately for someone their age-and then let Vanguard's professionals adjust the fund's allocation on a predetermined schedule. Once the targeted retirement date is reached, a fund's allocation will be similar to that of the Target Retirement Income Fund, which, in addition to being income-oriented, has an inflation-fighting component.

As an investor in one of the Target Retirement Funds, you're benefiting from some of the best tools available: a low-cost, indexed approach; diversification across and within asset classes; sophisticated investment methodology; and automatic rebalancing of your portfolio as you progress toward retirement. It's worth noting that Vanguard Target Retirement Funds charge no fees beyond those associated with the underlying funds they invest in-already among the lowest fees in the industry. Many funds of funds elsewhere charge two layers of fees.

THE BEST SOLUTION TO UNCERTAINTY IS OFTEN THE SIMPLEST ONE

A three-year bear market in stocks followed by a year-long rally may have left many investors scratching their heads about how to invest for retirement. An election year, terrorism, uncertainty over inflation, market volatility-all may seem to argue for seeking out a safe harbor. But the traditionally safe waters of bonds look a little choppy now, with recent returns well in excess of historical averages, and with the looming potential for higher interest rates.

--------------------------------------------------------------------------------
TOTAL RETURNS                                          OCTOBER 27, 2003, THROUGH
                                                               FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                               VANGUARD          MUTUAL FUND            VANGUARD
TARGET RETIREMENT FUND             FUND             AVERAGE*           ADVANTAGE
--------------------------------------------------------------------------------
Income                             5.1%                 4.8%               +0.3%
2005                               6.7                  6.3                +0.4
2015                               7.8                  7.3                +0.5
2025                               8.8                  8.2                +0.6
2035                              10.5                  9.9                +0.6
2045                              11.5                 10.8                +0.7
--------------------------------------------------------------------------------
* Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weightings of the Target Retirement Funds. Average returns for funds are derived from data provided by Lipper Inc.

The important thing to remember is that no one can foretell what the markets will do in the short term. For this reason, we believe that the prudent course is to stick with a balanced investment plan, diversified across asset classes in proportions appropriate for your situation. The Target Retirement Funds provide a convenient and low-cost means to pursue such a plan.

Thank you for entrusting your hard-earned money to us.

Sincerely,


/S/JOHN J. BRENNAN
JOHN J. BRENNAN

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MARCH 15, 2004

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE          OCTOBER 27, 2003*-FEBRUARY 29, 2004

                                                 DISTRIBUTIONS PER SHARE
                                                 -----------------------
                           STARTING        ENDING      INCOME  CAPITAL       SEC
TARGET RETIREMENT FUND  SHARE PRICE   SHARE PRICE   DIVIDENDS    GAINS   YIELD**
--------------------------------------------------------------------------------
Income                       $10.00        $10.44      $0.055   $0.015     3.30%
2005                          10.00         10.60       0.055    0.010     3.09
2015                          10.00         10.72       0.060    0.000     2.78
2025                          10.00         10.82       0.060    0.000     2.50
2035                          10.00         10.98       0.065    0.000     1.91
2045                          10.00         11.08       0.070    0.000     1.62
--------------------------------------------------------------------------------
*Inception date.
**30-day advertised yield net of expenses at month-end.

--------------------------------------------------------------------------------
FUND PROFILES                                                    AS OF 2/29/2004

These Profiles provide snapshots of each fund's characteristics, along with the funds' allocations to various asset classes and to underlying Vanguard funds. Key terms are defined on page 13.
--------------------------------------------------------------------------------

TARGET RETIREMENT INCOME FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                                                       3.3%
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

Total Bond Market Index Fund                                               50.0%
Inflation-Protected Securities Fund                                        25.1
Total Stock Market Index Fund                                              19.9
Prime Money Market Fund                                                     5.0
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                                                 LARGE
STYLE                                                                      BLEND
--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                                                   TREASURY/AGENCY
AVERAGE MATURITY                                                          MEDIUM
--------------------------------------------------------------------------------
FUND ASSET ALLOCATION

BONDS                                                                        75%
STOCKS                                                                       20%
SHORT-TERM RESERVES                                                           5%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

TARGET RETIREMENT 2005 FUND
--------------------------------------------------------------------------------
Financial Attributes

Yield                                                                       3.1%
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

Total Bond Market Index Fund                                               50.2%
Total Stock Market Index Fund                                              34.8
Inflation-Protected Securities Fund                                        15.0
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                                                 LARGE
STYLE                                                                      BLEND
--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                                                   TREASURY/AGENCY
AVERAGE MATURITY                                                          MEDIUM
--------------------------------------------------------------------------------
FUND ASSET ALLOCATION

BONDS                                                                        65%
STOCKS                                                                       35%
--------------------------------------------------------------------------------
*For underlying funds; annualized.

TARGET RETIREMENT 2015 FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                                                       2.8%
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

Total Bond Market Index Fund                                               50.2%
Total Stock Market Index Fund                                              39.7
European Stock Index Fund                                                   7.2
Pacific Stock Index Fund                                                    2.9
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                                                 LARGE
STYLE                                                                      BLEND
--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                                                   TREASURY/AGENCY
AVERAGE MATURITY                                                          MEDIUM
--------------------------------------------------------------------------------
FUND ASSET ALLOCATION

BONDS                                                                        50%
STOCKS                                                                       50%
--------------------------------------------------------------------------------


*For underlying funds; annualized.

TARGET RETIREMENT 2025 FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                                                       2.5%
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

Total Stock Market Index Fund                                              47.5%
Total Bond Market Index Fund                                               40.4
European Stock Index Fund                                                   8.6
Pacific Stock Index Fund                                                    3.5
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                                                 LARGE
STYLE                                                                      BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                                                   TREASURY/AGENCY
AVERAGE MATURITY                                                          MEDIUM
--------------------------------------------------------------------------------

FUND ASSET ALLOCATION

BONDS                                                                        40%
STOCKS                                                                       60%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

TARGET RETIREMENT 2035 FUND
--------------------------------------------------------------------------------
Financial Attributes

Yield                                                                       1.9%
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund                                              63.8%
Total Bond Market Index Fund                                               20.1
European Stock Index Fund                                                  11.5
Pacific Stock Index Fund                                                    4.6
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                                                 LARGE
STYLE                                                                      BLEND
--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                                                   TREASURY/AGENCY
AVERAGE MATURITY                                                          MEDIUM
--------------------------------------------------------------------------------
FUND ASSET ALLOCATION

BONDS                                                                        20%
STOCKS                                                                       80%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

TARGET RETIREMENT 2045 FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                                                       1.6%
Expense Ratio                                                                 0%
Average Weighted Expense Ratio*                                            0.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ALLOCATION TO UNDERLYING VANGUARD FUNDS

Total Stock Market Index Fund                                              71.9%
European Stock Index Fund                                                  12.9
Total Bond Market Index Fund                                               10.0
Pacific Stock Index Fund                                                    5.2
--------------------------------------------------------------------------------
Total                                                                     100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQUITY INVESTMENT FOCUS

MARKET CAP                                                                 LARGE
STYLE                                                                      BLEND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME INVESTMENT FOCUS

CREDIT QUALITY                                                   TREASURY/AGENCY
AVERAGE MATURITY                                                          MEDIUM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND ASSET ALLOCATION

BONDS                                                                        10%
STOCKS                                                                       90%
--------------------------------------------------------------------------------

*For underlying funds; annualized.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

AVERAGE WEIGHTED EXPENSE RATIO. Funds that invest in other Vanguard funds incur no direct expenses, but do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds. The average weighted expense ratio is the average of these expense ratios, weighted in proportion to the amount of the fund invested in each underlying fund.
--------------------------------------------------------------------------------

EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------

YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES                                            AS OF 2/29/2004

ALL OF THE RETURNS IN THIS REPORT REPRESENT PAST PERFORMANCE, WHICH IS NOT A GUARANTEE OF FUTURE RESULTS THAT MAY BE ACHIEVED BY THE FUNDS. (FOR THE MOST RECENT PERFORMANCE, WHICH MAY BE HIGHER OR LOWER THAN THAT CITED, VISIT OUR WEBSITE AT WWW.VANGUARD.COM.) NOTE, TOO, THAT BOTH INVESTMENT RETURNS AND PRINCIPAL VALUE CAN FLUCTUATE WIDELY, SO AN INVESTOR'S SHARES, WHEN SOLD, COULD BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The returns in this report do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
--------------------------------------------------------------------------------

TARGET RETIREMENT INCOME FUND
--------------------------------------------------------------------------------
FISCAL-PERIOD TOTAL RETURNS (%)
OCTOBER 27, 2003*-FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                   TARGET RETIREMENT                      TARGET
                                      INCOME FUND                         INCOME
                                                                       COMPOSITE
                                                                         INDEX**
FISCAL                 CAPITAL          INCOME         TOTAL               TOTAL
PERIOD                  RETURN          RETURN        RETURN              RETURN
--------------------------------------------------------------------------------
2004                      4.6%            0.5%          5.1%                5.2%
--------------------------------------------------------------------------------
*    Inception.
** 50%Lehman Aggregate Bond Index, 35% Wilshire 5000 Index, and 15% Lehman Treasury Inflation Notes Index.
Note: See Financial Highlights table on page 27 for dividend and capital gains information.


TARGET RETIREMENT 2005 FUND
--------------------------------------------------------------------------------
FISCAL-PERIOD TOTAL RETURNS (%)
OCTOBER 27, 2003*-FEBRUARY 29, 2004
--------------------------------------------------------------------------------

                                   TARGET RETIREMENT                 TARGET 2005
                                       2005 FUND                       COMPOSITE
                                                                         INDEX**
FISCAL                 CAPITAL          INCOME         TOTAL               TOTAL
PERIOD                  RETURN          RETURN        RETURN              RETURN
--------------------------------------------------------------------------------
2004                      6.1%            0.6%          6.7%                6.8%
--------------------------------------------------------------------------------
*    Inception.
** 50% Lehman Aggregate Bond Index, 25% Lehman Treasury Inflation Notes Index, 20% Wilshire 5000 Index, and 5% Citigroup 3-Month Treasury Bill Index.
Note: See Financial Highlights table on page 27 for dividend and capital gains information.


TARGET RETIREMENT 2015 FUND
--------------------------------------------------------------------------------
FISCAL-PERIOD TOTAL RETURNS (%)
OCTOBER 27, 2003*-FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                   TARGET RETIREMENT                 TARGET 2015
                                       2015 FUND                       COMPOSITE
                                                                         INDEX**
FISCAL                 CAPITAL          INCOME         TOTAL               TOTAL
PERIOD                  RETURN          RETURN        RETURN              RETURN
--------------------------------------------------------------------------------
2004                      7.2%            0.6%          7.8%                7.9%
--------------------------------------------------------------------------------
*    Inception.
** 50% Lehman Aggregate Bond Index, 40% Wilshire 5000 Index, and 10% MSCI EAFE Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information.


TARGET RETIREMENT 2025 FUND
--------------------------------------------------------------------------------
FISCAL-PERIOD TOTAL RETURNS (%)
OCTOBER 27, 2003*-FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                   TARGET RETIREMENT                 TARGET 2025
                                        2025 FUND                      COMPOSITE
                                                                         INDEX**
FISCAL                 CAPITAL          INCOME         TOTAL               TOTAL
PERIOD                  RETURN          RETURN        RETURN              RETURN
--------------------------------------------------------------------------------
2004                      8.2%            0.6%          8.8%                8.9%
--------------------------------------------------------------------------------
*    Inception.
** 48% Wilshire 5000 Index, 40% Lehman Aggregate Bond Index, and 12% MSCI EAFE Index.
Note: See Financial Highlights table on page 28 for dividend and capital gains information.

TARGET RETIREMENT 2035 FUND
--------------------------------------------------------------------------------
FISCAL-PERIOD TOTAL RETURNS (%)
OCTOBER 27, 2003*-FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                   TARGET RETIREMENT                 TARGET 2035
                                        2035 FUND                      COMPOSITE
                                                                         INDEX**
FISCAL                 CAPITAL          INCOME         TOTAL               TOTAL
PERIOD                  RETURN          RETURN        RETURN              RETURN
--------------------------------------------------------------------------------
2004                      9.8%            0.7%         10.5%               10.7%
--------------------------------------------------------------------------------
*    Inception.
** 64% Wilshire 5000 Index, 20% Lehman Aggregate Bond Index, and 16% MSCI EAFE Index.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.


TARGET RETIREMENT 2045 FUND
--------------------------------------------------------------------------------
FISCAL-PERIOD TOTAL RETURNS (%)
OCTOBER 27, 2003*-FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                   TARGET RETIREMENT                 TARGET 2045
                                      2045 FUND                        COMPOSITE
                                                                         INDEX**
FISCAL                 CAPITAL          INCOME         TOTAL               TOTAL
PERIOD                  RETURN          RETURN        RETURN              RETURN
--------------------------------------------------------------------------------
2004                     10.8%            0.7%         11.5%               11.7%
--------------------------------------------------------------------------------
*    Inception.
** 72% Wilshire 5000 Index, 18% MSCI EAFE Index, and 10% Lehman Aggregate Bond Index.
Note: See Financial Highlights table on page 29 for dividend and capital gains information.

--------------------------------------------------------------------------------
TOTAL RETURNS FOR PERIOD ENDED DECEMBER 31, 2003

This table presents total returns through the latest calendar quarterNrather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                           SINCE INCEPTION
                                                       -------------------------
                                       INCEPTION DATE  CAPITAL   INCOME    TOTAL
--------------------------------------------------------------------------------
Target Retirement Income Fund              10/27/2003    1.95%    0.55%    2.50%
Target Retirement 2005 Fund                10/27/2003    3.20     0.55     3.75
Target Retirement 2015 Fund                10/27/2003    4.30     0.61     4.91
Target Retirement 2025 Fund                10/27/2003    5.10     0.61     5.71
Target Retirement 2035 Fund                10/27/2003    6.30     0.66     6.96
Target Retirement 2045 Fund                10/27/2003    7.10     0.71     7.81
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ABOUT YOUR FUND'S EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. These expenses include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its net assets. This figure is known as the expense ratio.

A HYPOTHETICAL EXAMPLE

We believe it is important for you to understand the impact of costs on your investment. The following example illustrates the costs you would have incurred if you had invested $10,000 in your fund at inception, using the fund's actual return and operating expenses for the fiscal period ended February 29, 2004. Note that the Target Retirement Funds do not incur direct expenses, but each fund bears its proportionate share of the expenses of the underlying funds in which it invests. These indirect expenses make up the fund's average weighted expense ratio. The cost in dollars is calculated by applying the average weighted expense ratio to the average balance in the hypothetical account. For comparative purposes, we also show the average expense ratio for each fund's peer group, which is derived from data provided by Lipper Inc.

--------------------------------------------------------------------------------------------------
                   October 27, 2003,*                       Annualized Fund Expenses
                Through February 29, 2004                 Versus Peer Group Expenses
                ------------------------- --------------------------------------------------------
                       Cost of $10,000             Fund      Average Weighted           Peer Group
                    Investment in Fund    Expense Ratio       Expense Ratio**       Expense Ratio+
--------------------------------------------------------------------------------------------------
Target Retirement Fund
Income Fund                         $7            0.00%                 0.21%                1.12%
  2005 Fund                          7            0.00                  0.21                 1.20
  2015 Fund                          8            0.00                  0.22                 1.29
  2025 Fund                          8            0.00                  0.22                 1.35
  2035 Fund                          8            0.00                  0.23                 1.47
  2045 Fund                          8            0.00                  0.23                 1.53
--------------------------------------------------------------------------------------------------

*    Inception.
**   For underlying funds; annualized.
+ Peer groups are (from top to bottom) the Target Retirement Income Average, the Target Retirement 2005 Average, the Target Retirement 2015 Average, the Target Retirement 2025 Average, the Target Retirement 2035 Average, and the Target Retirement 2045 Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion with the target weighting of the appropriate Target Retirement fund.
Calculations assume that no shares were sold. Your actual costs may have been higher or lower, depending on the amount of your investment and your holding period. Peer-group ratios capture data through year-end 2003.

For additional information on operating expenses and other shareholder costs, please refer to the funds' prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. This standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

--------------------------------------------------------------------------------
AS OF 2/29/2004                         FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's investments in shares of each Vanguard fund, along with the value of each investment on the last day of the reporting period. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
TARGET RETIREMENT INCOME FUND                                    SHARES    (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.1%)
--------------------------------------------------------------------------------
STOCK FUNDS (19.9%)
Vanguard Total Stock Market Index Fund Investor Shares          780,772   21,042
Vanguard Total Stock Market Index Fund VIPER Shares               9,279    1,028

BOND FUNDS (75.2%)
Vanguard Total Bond Market Index Fund Investor Shares         5,337,431   55,670
Vanguard Inflation-Protected Securities Fund Investor Shares  2,207,701   27,883

MONEY MARKET FUND (5.0%)
Vanguard Prime Money Market Fund Investor Shares              5,536,096    5,536

--------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $109,301)                                                        111,159
--------------------------------------------------------------------------------
                                                                   FACE
                                                                 AMOUNT
                                                                  (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government Obligations in a Pooled Cash Account
  1.038%, 3/1/2004
  (Cost $4)                                                          $4        4
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $109,305)                                                        111,163
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
TARGET RETIREMENT INCOME FUND                                              (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets                                                           $  1,324
Liabilities                                                              (1,393)
                                                                       ---------
                                                                            (69)
                                                                       ---------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 10,640,259 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)                       $111,094
================================================================================

NET ASSET VALUE PER SHARE                                                $10.44
================================================================================
* See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                 AMOUNT      PER
                                                                  (000)    SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                                $108,893  $10.24
Undistributed Net Investment Income                                 308     .03
Accumulated Net Realized Gains                                       35       -
Unrealized Appreciation                                           1,858     .17
--------------------------------------------------------------------------------
NET ASSETS                                                     $111,094  $10.44
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
TARGET RETIREMENT 2005 FUND                                      SHARES   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.1%)
--------------------------------------------------------------------------------
STOCK FUNDS (34.8%)
Vanguard Total Stock Market Index Fund Investor Shares        1,130,777 $30,474
Vanguard Total Stock Market Index Fund VIPER Shares              11,456   1,269

BOND FUNDS (65.3%)
Vanguard Total Bond Market Index Fund Investor Shares         4,390,657  45,795
Vanguard Inflation-Protected Securities Fund Investor Shares  1,087,557  13,736
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $89,458)                                                         91,274
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
--------------------------------------------------------------------------------
Other Assets                                                                964
Liabilities                                                              (1,023)
                                                                        --------
                                                                            (59)
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 8,608,293 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                      $91,215
================================================================================

NET ASSET VALUE PER SHARE                                                $10.60
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                 AMOUNT      PER
                                                                  (000)    SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                                $ 89,150  $10.36
Undistributed Net Investment Income                                 236     .03
Accumulated Net Realized Gains                                       13       -
Unrealized Appreciation                                           1,816     .21
--------------------------------------------------------------------------------
NET ASSETS                                                      $91,215  $10.60
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
TARGET RETIREMENT 2015 FUND                                      SHARES   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.9%)
--------------------------------------------------------------------------------
STOCK FUNDS (49.7%)
Vanguard Total Stock Market Index Fund Investor Shares        2,155,559 $58,092
Vanguard European Stock Index Fund Investor Shares              481,071  11,017
Vanguard Pacific Stock Index Fund Investor Shares               540,100   4,461
Vanguard Total Stock Market Index Fund VIPER Shares              26,741   2,962

BOND FUND (50.2%)
Vanguard Total Bond Market Index Fund Investor Shares         7,415,859  77,347
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $150,784)                                                       153,879
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------
Other Assets                                                              4,059
Liabilities                                                              (3,896)
                                                                        --------
                                                                            163
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 14,374,231 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                     $154,042
================================================================================

NET ASSET VALUE PER SHARE                                                 $10.72
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                 AMOUNT      PER
                                                                  (000)    SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                                $150,562  $10.47
Undistributed Net Investment Income                                 384     .03
Accumulated Net Realized Gains                                        1       -
Unrealized Appreciation                                           3,095     .22
--------------------------------------------------------------------------------
NET ASSETS                                                     $154,042  $10.72
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
TARGET RETIREMENT 2025 FUND                                      SHARES   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (59.5%)
Vanguard Total Stock Market Index Fund Investor Shares        2,063,535 $55,612
Vanguard European Stock Index Fund Investor Shares              458,379  10,497
Vanguard Pacific Stock Index Fund Investor Shares               511,049   4,221
Vanguard Total Stock Market Index Fund VIPER Shares              19,992   2,215

BOND FUND (40.3%)
Vanguard Total Bond Market Index Fund Investor Shares         4,708,476  49,109
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $119,131)                                                       121,654
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets                                                              2,311
Liabilities                                                              (2,035)
                                                                        --------
                                                                            276
                                                                        -------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 11,269,237 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                     $121,930
================================================================================

NET ASSET VALUE PER SHARE                                                $10.82
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                 AMOUNT      PER
                                                                  (000)    SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                                $119,157  $10.58
Undistributed Net Investment Income                                 251     .02
Accumulated Net Realized Losses                                     (1)       -
Unrealized Appreciation                                           2,523     .22
--------------------------------------------------------------------------------
NET ASSETS                                                     $121,930  $10.82
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
TARGET RETIREMENT 2035 FUND                                      SHARES   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.6%)
--------------------------------------------------------------------------------
STOCK FUNDS (79.6%)
Vanguard Total Stock Market Index Fund Investor Shares        1,200,991 $32,367
Vanguard European Stock Index Fund Investor Shares              267,846   6,134
Vanguard Pacific Stock Index Fund Investor Shares               298,438   2,465
Vanguard Total Stock Market Index Fund VIPER Shares              15,019   1,664

BOND FUND (20.0%)
Vanguard Total Bond Market Index Fund Investor Shares         1,025,065  10,691
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $51,897)                                                         53,321
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
--------------------------------------------------------------------------------
Other Assets                                                              1,372
Liabilities                                                              (1,166)
                                                                        --------
                                                                            206
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 4,873,005 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                      $53,527
================================================================================

NET ASSET VALUE PER SHARE                                                $10.98
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                 AMOUNT      PER
                                                                  (000)    SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                                 $52,056  $10.68
Undistributed Net Investment Income                                  46     .01
Accumulated Net Realized Gains                                        1       -
Unrealized Appreciation                                           1,424     .29
--------------------------------------------------------------------------------
NET ASSETS                                                      $53,527  $10.98
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------
                                                                         MARKET
                                                                         VALUE*
TARGET RETIREMENT 2045 FUND                                      SHARES   (000)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
--------------------------------------------------------------------------------
STOCK FUNDS (89.8%)
Vanguard Total Stock Market Index Fund Investor Shares          557,259 $15,018
Vanguard European Stock Index Fund Investor Shares              123,801   2,835
Vanguard Pacific Stock Index Fund Investor Shares               138,540   1,144
Vanguard Total Stock Market Index Fund VIPER Shares               7,063     783

BOND FUND (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares           211,377   2,205
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $21,389)                                                         21,985
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets                                                                377
Liabilities                                                                (344)
                                                                        --------
                                                                             33
                                                                        --------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 1,986,950 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                      $22,018
================================================================================

NET ASSET VALUE PER SHARE                                                $11.08
================================================================================
*See Note A in Notes to Financial Statements.

--------------------------------------------------------------------------------
AT FEBRUARY 29, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                 Amount      Per
                                                                  (000)    Share
--------------------------------------------------------------------------------
Paid-in Capital                                                 $21,416  $10.78
Undistributed Net Investment Income                                   9       -
Accumulated Net Realized Losses                                      (3)      -
Unrealized Appreciation                                             596     .30
--------------------------------------------------------------------------------
NET ASSETS                                                      $22,018  $11.08
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS
This Statement shows each fund's Income Distributions Received from the other Vanguard funds in which it invests and any other income earned during the reporting period. This Statement also shows any Capital Gain Distributions Received from the other funds' realized net gains, Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

--------------------------------------------------------------------------------
                                                  TARGET      TARGET      TARGET
                                              RETIREMENT  RETIREMENT  RETIREMENT
                                             INCOME FUND   2005 FUND   2015 FUND
                                          --------------------------------------
                                          OCTOBER 27, 2003* TO FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                                   (000)       (000)       (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
  Income Distributions Received                   $  509     $   396      $  610
--------------------------------------------------------------------------------
NET INVESTMENT INCOME-Note B                         509         396         610
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received                 90          43           -
  Investment Securities Sold                           -          (1)          1
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                              90          42           1
--------------------------------------------------------------------------------
UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES          1,858       1,816       3,095
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $2,457     $ 2,254      $3,706
================================================================================

--------------------------------------------------------------------------------
                                                  TARGET      TARGET      TARGET
                                              RETIREMENT  RETIREMENT  RETIREMENT
                                               2025 FUND   2035 FUND   2045 FUND
                                              ----------------------------------
                                          OCTOBER 27, 2003* TO FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                                                    (000)       (000)      (000)
--------------------------------------------------------------------------------

INVESTMENT INCOME
INCOME
  Income Distributions Received                    $ 381       $ 136        $ 47
--------------------------------------------------------------------------------
NET INVESTMENT INCOME-Note B                         381         136          47
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Capital Gain Distributions Received                  -           -           -
  Investment Securities Sold                          (1)          1         (3)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                              (1)          1         (3)
--------------------------------------------------------------------------------
UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENT SECURITIES          2,523       1,424         596
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $2,903      $1,561        $640
================================================================================
*Inception.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the reporting period. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

------------------------------------------------------------------------------------------------------------
                                                                       Target         Target         Target
                                                                   Retirement     Retirement     Retirement
                                                                  Income Fund      2005 Fund      2015 Fund
                                                                  ------------------------------------------
                                                                    October 27, 2003* to February 29, 2004
------------------------------------------------------------------------------------------------------------
                                                                        (000)          (000)          (000)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                             $     509      $     396      $     610
  Realized Net Gain (Loss)                                                 90             42              1
  Unrealized Appreciation (Depreciation)                                1,858          1,816          3,095
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations     2,457          2,254          3,706
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                  (201)          (160)          (226)
  Realized Capital Gain                                                   (55)           (29)             -
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (256)          (189)          (226)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
  Issued                                                              113,779         91,623        154,772
  Issued in Lieu of Cash Distributions                                    240            186            223
  Redeemed                                                             (5,126)        (2,659)        (4,433)
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions           108,893         89,150        150,562
------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                           111,094         91,215        154,042
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                                       -              -              -
------------------------------------------------------------------------------------------------------------
  End of Period                                                     $ 111,094      $  91,215      $ 154,042
============================================================================================================

1Shares Issued (Redeemed)
  Issued                                                               11,116          8,847         14,773
  Issued in Lieu of Cash Distributions                                     24             18             22
  Redeemed                                                               (500)          (257)          (421)
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares Outstanding                      10,640          8,608         14,374
============================================================================================================

*Inception.

STATEMENT OF CHANGES IN NET ASSETS  (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                       TARGET         TARGET         TARGET
                                                                   RETIREMENT     RETIREMENT     RETIREMENT
                                                                    2025 FUND      2035 FUND      2045 FUND
                                                                    ----------------------------------------
                                                                     OCTOBER 27, 2003* TO FEBRUARY 29, 2004
------------------------------------------------------------------------------------------------------------
                                                                        (000)          (000)          (000)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                             $     381      $     136      $      47
  Realized Net Gain (Loss)                                                 (1)             1             (3)
  Unrealized Appreciation (Depreciation)                                2,523          1,424            596
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from Operations     2,903          1,561            640
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income                                                  (130)           (90)           (38)
  Realized Capital Gain                                                     -              -              -
------------------------------------------------------------------------------------------------------------
    Total Distributions                                                  (130)           (90)           (38)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS1
  Issued                                                              121,341         53,624         22,607
  Issued in Lieu of Cash Distributions                                    130             90             38
  Redeemed                                                             (2,314)        (1,658)        (1,229)
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions           119,157         52,056         21,416
------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                           121,930         53,527         22,018
------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                                       -              -              -
------------------------------------------------------------------------------------------------------------
  End of Period                                                     $ 121,930      $  53,527      $  22,018
============================================================================================================

1Shares Issued (Redeemed)
  Issued                                                               11,476          5,018          2,095
  Issued in Lieu of Cash Distributions                                     12              9              4
  Redeemed                                                               (219)          (154)          (112)
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Shares Outstanding                      11,269          4,873          1,987
============================================================================================================

*Inception.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets. The expense ratio is zero because the fund pays no direct expenses; the fund's share of the expenses of the other funds in which it invests reduces the income received from them. The data in the table will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; the extent to which the fund tends to distribute capital gains; and the portion of capital gain distributions representing the "pass-through" of capital gain distributions received from other Vanguard funds. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


TARGET RETIREMENT INCOME FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                           OCT. 27, 2003*
THROUGHOUT THE PERIOD                                           TO FEB. 29, 2004
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $  10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                    .085
  Capital Gain Distributions Received                                      .015
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                         .410
  Total from Investment Operations                                         .510
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.055)
  Distributions from Realized Capital Gains                               (.015)
    Total Distributions                                                   (.070)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                         $  10.44
================================================================================
TOTAL RETURN                                                               5.12%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                 $    111
  Ratio of Expenses to
    Average Net Assets-Note B                                                0%+
  Ratio of Net Investment Income to
    Average Net Assets                                                   3.30%**
  Portfolio Turnover Rate                                                   0%**
================================================================================
*    Inception.
**   Annualized.
+    The average weighted expense ratio of the underlying funds was 0.21%.



TARGET RETIREMENT 2005 FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                           OCT. 27, 2003*
THROUGHOUT THE PERIOD                                           TO FEB. 29, 2004
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                     .085
  Capital Gain Distributions Received                                       .010
  Net Realized and Unrealized Gain (Loss)
  on Investments                                                            .570
--------------------------------------------------------------------------------
    Total from Investment Operations                                        .665
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.055)
  Distributions from Realized Capital Gains                               (.010)
--------------------------------------------------------------------------------
    Total Distributions                                                   (.065)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.60
================================================================================
TOTAL RETURN                                                               6.67%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                       $91
  Ratio of Expenses to
    Average Net Assets-Note B 0%
  Ratio of Net Investment Income to
    Average Net Assets                                                   3.11%**
  Portfolio Turnover Rate                                                   1%**
================================================================================
*    Inception.
**   Annualized.
+    The average weighted expense ratio of the underlying funds was 0.21%.

TARGET RETIREMENT 2015 FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                           OCT. 27, 2003*
THROUGHOUT THE PERIOD                                           TO FEB. 29, 2004
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                      .09
  Capital Gain Distributions Received                                          -
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                           .69
--------------------------------------------------------------------------------
    Total from Investment Operations                                         .78
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                     (.06)
  Distributions from Realized Capital Gains                                    -
--------------------------------------------------------------------------------
    Total Distributions                                                    (.06)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.72
================================================================================
Total Return                                                               7.82%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                      $154
  Ratio of Expenses to
    Average Net Assets-Note B                                                 0%
  Ratio of Net Investment Income to
    Average Net Assets                                                   2.32%**
  Portfolio Turnover Rate                                                   1%**
================================================================================
*    Inception.
**   Annualized.
+    The average weighted expense ratio of the underlying funds was 0.22%.



TARGET RETIREMENT 2025 FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                           OCT. 27, 2003*
THROUGHOUT THE PERIOD                                           TO FEB. 29, 2004
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                      .08
  Capital Gain Distributions Received                                          -
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                           .80
--------------------------------------------------------------------------------
    Total from Investment Operations                                         .88
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                     (.06)
  Distributions from Realized Capital Gains                                    -
--------------------------------------------------------------------------------
    Total Distributions                                                    (.06)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $10.82
================================================================================
TOTAL RETURN                                                               8.82%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                      $122
  Ratio of Expenses to
    Average Net Assets-Note B                                                 0%
  Ratio of Net Investment Income to
    Average Net Assets                                                   2.19%**
Portfolio Turnover Rate                                                     2%**
================================================================================
*    Inception.
**   Annualized.
+    The average weighted expense ratio of the underlying funds was 0.22%.

TARGET RETIREMENT 2035 FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                           OCT. 27, 2003*
THROUGHOUT THE PERIOD                                           TO FEB. 29, 2004
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                     .075
  Capital Gain Distributions Received                                          -
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                          .970
--------------------------------------------------------------------------------
    Total from Investment Operations                                       1.045
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                    (.065)
  Distributions from Realized Capital Gains                                    -
--------------------------------------------------------------------------------
    Total Distributions (.065)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD $10.98
================================================================================
TOTAL RETURN 10.48%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                       $54
  Ratio of Expenses to
    Average Net Assets-Note B                                                 0%
  Ratio of Net Investment Income to
    Average Net Assets                                                   1.71%**
  Portfolio Turnover Rate                                                   5%**
================================================================================
*    Inception.
**   Annualized.
+    The average weighted expense ratio of the underlying funds was 0.23%.


TARGET RETIREMENT 2045 FUND
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING                                           OCT. 27, 2003*
THROUGHOUT THE PERIOD                                           TO FEB. 29, 2004
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $10.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                      .07
  Capital Gain Distributions Received                                          -
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                          1.08
--------------------------------------------------------------------------------
    Total from Investment Operations                                        1.15
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                     (.07)
  Distributions from Realized Capital Gains                                    -
--------------------------------------------------------------------------------
    Total Distributions                                                    (.07)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                            $11.08
================================================================================
TOTAL RETURN                                                              11.54%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                       $22
  Ratio of Expenses to
    Average Net Assets-Note B                                                 0%
  Ratio of Net Investment Income to
    Average Net Assets                                                   1.41%**
  Portfolio Turnover Rate                                                   8%**
================================================================================
*    Inception.
**   Annualized.
+    The average weighted expense ratio of the underlying funds was 0.23%.

SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Target Retirement Funds comprise the Target Retirement Income Fund, Target Retirement 2005 Fund, Target Retirement 2015 Fund, Target Retirement 2025 Fund, Target Retirement 2035 Fund, and Target Retirement 2045 Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves. The Target Retirement Income Fund's allocation of assets is expected to remain stable over time. Each other Target Retirement Fund's asset allocation will become more conservative over time as its target retirement date draws closer.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of VIPER Shares) are valued at that fund's net asset value. VIPER Shares (and other exchange-traded funds, if applicable) are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Temporary cash investments are valued at cost, which approximates market value.

2. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. FEDERAL INCOME TAXES: Each fund intends to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.   DISTRIBUTIONS:   Distributions   to   shareholders   are  recorded  on  the
     ex-dividend date.

5. OTHER: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the funds. The service agreement provides that Vanguard will reimburse the funds' expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the funds. Accordingly, all expenses incurred by the funds during the period ended February 29, 2004, were reimbursed by Vanguard. The funds' trustees and officers are also directors and officers of Vanguard and the funds in which the funds invest.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The funds' tax-basis capital gains and losses are determined only at the end of the fiscal year.

At February 29, 2004, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                   (000)
                          ------------------------------------------------------
                                                                  NET UNREALIZED
                          APPRECIATED         DEPRECIATED           APPRECIATION
TARGET RETIREMENT FUND     SECURITIES          SECURITIES         (DEPRECIATION)
--------------------------------------------------------------------------------
Income                         $1,862               $ (4)                 $1,858
2005                            1,825                 (9)                  1,816
2015                            3,111                (16)                  3,095
2025                            2,537                (14)                  2,523
2035                            1,434                (10)                  1,424
2045                              602                 (6)                    596
--------------------------------------------------------------------------------

D. During the period ended February 29, 2004, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                              (000)
                                                --------------------------------
TARGET RETIREMENT FUND                          PURCHASES                  SALES
--------------------------------------------------------------------------------
Income                                           $109,301                    $ 0
2005                                               89,563                    104
2015                                              151,082                    297
2025                                              119,392                    260
2035                                               52,297                    401
2045                                               21,642                    252
--------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

--------------------------------------------------------------------------------
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*      Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee of
(1954)                Board, Chief         The Vanguard Group, Inc., and of each of the investment companies
May 1987              Executive Officer,   served by The Vanguard Group.
                      and Trustee
                      (129)
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS      Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)                (129)                to Greenwich Associates (international business strategy consulting);
January 2001                               Successor Trustee of Yale University; Overseer of the Stern School of
                                           Business at New York University; Trustee of the Whitehead Institute
                                           for Biomedical Research.
------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA        Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                (129)                Chairman (January-September 1999), and Vice President (prior to
December 2001                              September 1999) of Rohm and Haas Co. (chemicals); Director of
                                           Technitrol, Inc. (electronic components), and Agere Systems
                                           (communications components); Board Member of the American Chemistry
                                           Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN       Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN                (129)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                     products); Director of the Medical Center at Princeton and Women's
July 1998                                  Research and Education Institute.
------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL     Trustee              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)                (127)                Director of Vanguard Investment Series plc (Irish investment fund)
May 1977                                   (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                           Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                           (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR. Trustee              Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (129)                Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                               Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON    Trustee              Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (129)                (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                 Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON     Secretary            Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (129)                Secretary of The Vanguard Group and of each of the investment
June 2001                                  companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS     Treasurer            Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (129)                investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

------------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------------

                                                                          [SHIP]
                                                    [THE VANGUARD GROUP(R) LOGO]
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & PoorOs 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & PoorOs, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for 'proxy voting guidelines,' or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTORACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2004 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q3082E042004

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD CHESTER FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  April 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD CHESTER FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  April 16, 2004

       VANGUARD CHESTER FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  April 16, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.